Accounts Receivables, Net (Details) - Schedule of company’s net accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of company’s net accounts receivable [Abstract]
Trade accounts receivable	$ 43,282	$ 156,852
Less: allowance for doubtful accounts	(43,075)	(109,792)
Accounts receivable, net	$ 207	$ 47,060